Annual Total Returns - Strategic Advisers® Small-Mid Cap Fund [BarChart] - 02.28 Strategic Advisers Small-Mid Cap Fund PRO-15 - Strategic Advisers® Small-Mid Cap Fund - Strategic Advisers Small-Mid Cap Fund-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(4.31%)
Annual Return 2012	15.32%
Annual Return 2013	36.26%
Annual Return 2014	3.99%
Annual Return 2015	(3.77%)
Annual Return 2016	15.70%
Annual Return 2017	19.28%
Annual Return 2018	(12.52%)
Annual Return 2019	27.81%
Annual Return 2020	19.30%